Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) (Superior Living SDN. BHD) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Prepaid expenses	$ 5,458	$ 2,641	$ 21,081	$ 2,702
Deposits to supplier	299,310	266,552	477,254	507,367
Total prepaid expenses and deposits	304,993	269,193	$ 498,335	510,069
Superior Living SDN. BHD. [Member]
Prepaid expenses	274,558	396,731		429,456
Deposits to supplier	43,709	88,149		39,394
Total prepaid expenses and deposits	$ 318,267	$ 484,880		$ 468,850